Related Parties	12 Months Ended
Oct. 31, 2024
Related Parties [Abstract]
RELATED PARTIES
12.	RELATED PARTIES

Balance with related parties

	October 31, 2024	October 31, 2023
Due from related parties
Dingxin Sun(1)	$40,154	$514
Totals	$40,154	$514

Due to related parties
Dingxin Sun(1)	$—	$25,012
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	63,222	81,777
Totals	$63,222	$106,789

Transactions with related parties

Name of Related Party	Nature	For The Year Ended October 31, 2024	For The Year Ended October 31, 2023	For The Year Ended October 31, 2022
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	Office Rental	$55,668	$53,678	$45,904
Yantai Dingxin Environmental Protection Engineering Co. Ltd.(6)	Purchase of vehicle	—	—	143,613
Yantai Dingxin Environmental Protection Engineering Co. Ltd.(6)	Vehicle rental	—	—	33,524
Shandong Yunguo E-commerce Co. Ltd.(4)	Purchase of reagents	—	—	101,708

Proceeds from related parties*

	For The Year Ended October 31, 2024
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$—	$(25,468)
Totals	$—	$(25,468)
	For The Year Ended October 31, 2023
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$132,084	$(133,924)
Totals	$132,084	$(133,924)

	For The Year Ended October 31, 2022
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$29,630	$—
Youquan Zhu(5)	—	(78,609)
Totals	$29,630	$(78,609)

Loan made to related parties*

	For The Year Ended October 31, 2024
Name of Related Party	Lending	Repayment
Dingxin Sun(1)	$39,348	$—
Yantai Development Zone Xingshun Petroleum Co. Ltd.(3)	—	—
Totals	$39,348	$—

	For The Year Ended October 31, 2023
Name of Related Party	Lending	Repayment
Dingxin Sun(1)	$—	$—
Yantai Development Zone Xingshun Petroleum Co. Ltd.(3)	—	10,759
Totals	$—	$10,759

	For The Year Ended October 31, 2022
Name of Related Party	Lending	Repayment
Junrong Capital Holding (Shandong) Group Co. Ltd(8)	$(393,046)	$393,046
Dingxin Sun(1)	(1,068,027)	1,844,690
Yantai Development Zone Xingshun Petroleum Co. Ltd.(3)	(11,489)	—
Yantai Special Enterprise Management Center (Limited partnership)(7)	—	74,830
Totals	$(1,472,562)	$2,312,566
*	Proceed from and loan made to related parties above represented the Group’s interest-free loans.
(1)	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
(2)	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.
(3)	Yantai Development Zone Xingshun Petroleum Co. Ltd.: the company directly controlled by Dingxin Sun. The amount was subsequently settled completely in December 2022.

(4)	Shandong Yunguo E-commerce Co. Ltd.: Youquan Zhu is the legal representative and actual controller of the company.
(5)	Youquan Zhu: the legal representative and actual controller of Shandong Yunguo E-commerce Co. Ltd.
(6)	Yantai Dingxin Environmental Protection Engineering Co. Ltd.: the company directly controlled by Dingxin Sun.
(7)	Yantai Special Enterprise Management Center (Limited partnership): Youquan Zhu is the company’s beneficial owner.
(8)	Junrong Capital Holding (Shandong) Group Co. Ltd.: Youquan Zhu is the legal representative and actual controller of the company.